Share-Based Compensation - Schedule of Weighted Average Remaining Life of Options Outstanding within Stated Exercise Prices (Detail) - Stock Option Awards	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding
Number of options (in shares) | shares	721,538
Weighted average exercise price (in usd per share)	$ 55.38
Weighted average remaining contract life	6 years
Options Exercisable
Number of Options (in shares) | shares	415,376
Weighted average exercise price (in usd per share)	$ 56.66
$36.48 to $47.50
Options Outstanding
Number of options (in shares) | shares	147,913
Weighted average exercise price (in usd per share)	$ 47.27
Weighted average remaining contract life	8 years 10 months 24 days
Options Exercisable
Number of Options (in shares) | shares	5,849
Weighted average exercise price (in usd per share)	$ 45.42
Minimum exercise price (in usd per share)	36.48
Maximum exercise price (in usd per share)	$ 47.50
$47.51 to $52.35
Options Outstanding
Number of options (in shares) | shares	151,527
Weighted average exercise price (in usd per share)	$ 51.56
Weighted average remaining contract life	4 years 10 months 24 days
Options Exercisable
Number of Options (in shares) | shares	113,328
Weighted average exercise price (in usd per share)	$ 51.51
Minimum exercise price (in usd per share)	47.51
Maximum exercise price (in usd per share)	$ 52.35
$52.36 to $54.82
Options Outstanding
Number of options (in shares) | shares	116,558
Weighted average exercise price (in usd per share)	$ 53.39
Weighted average remaining contract life	4 years 7 months 6 days
Options Exercisable
Number of Options (in shares) | shares	90,653
Weighted average exercise price (in usd per share)	$ 53.68
Minimum exercise price (in usd per share)	52.36
Maximum exercise price (in usd per share)	$ 54.82
$54.83 to $59.81
Options Outstanding
Number of options (in shares) | shares	68,683
Weighted average exercise price (in usd per share)	$ 56.33
Weighted average remaining contract life	3 years 8 months 12 days
Options Exercisable
Number of Options (in shares) | shares	64,387
Weighted average exercise price (in usd per share)	$ 56.17
Minimum exercise price (in usd per share)	54.83
Maximum exercise price (in usd per share)	$ 59.81
$59.82 to $62.82
Options Outstanding
Number of options (in shares) | shares	154,506
Weighted average exercise price (in usd per share)	$ 61.32
Weighted average remaining contract life	5 years 8 months 12 days
Options Exercisable
Number of Options (in shares) | shares	98,688
Weighted average exercise price (in usd per share)	$ 60.63
Minimum exercise price (in usd per share)	59.82
Maximum exercise price (in usd per share)	$ 62.82
$62.83 to $111.71
Options Outstanding
Number of options (in shares) | shares	82,351
Weighted average exercise price (in usd per share)	$ 67.83
Weighted average remaining contract life	7 years 1 month 6 days
Options Exercisable
Number of Options (in shares) | shares	42,471
Weighted average exercise price (in usd per share)	$ 69.81
Minimum exercise price (in usd per share)	62.83
Maximum exercise price (in usd per share)	$ 111.71